Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Fair Value Measurements
Net appreciation in investments	$ 7,749,070	$ 6,117,762